UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period: 7/31/09

Item 1.  Schedule of Investments.

	Bull Path Long-Short Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 46.5% ^
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
8,000	Federated Investors, Inc.	$ 207,440

	HEALTHCARE-SERVICES - 1.5%
4,000	Genoptix, Inc. *	125,240

	HOME FURNISHINGS - 1.3%
11,095	TiVo, Inc. *	113,724

	INSURANCE - 3.3%
7,020	Lincoln National Corp.	148,754
5,565	Principal Financial Group, Inc.	131,891
		280,645
	INTERNET - 3.6%
3,673	Equinix, Inc. *	300,194

	MEDIA - 4.0%
12,198	Liberty Media Corp. - Entertainment *	341,178

	OIL & GAS - 9.7%
5,505	Southwestern Energy Co. *	228,072
3,913	Transocean, Ltd. *	311,827
6,795	XTO Energy, Inc.	273,363
		813,262
	PACKAGING & CONTAINERS - 7.5%
8,148	Ball Corp.	394,037
6,915	Owens-Illinois, Inc. *	234,695
		628,732
	RETAIL - 1.8%
4,675	Darden Restaurants, Inc.	151,423

	SAVINGS & LOANS - 2.5%
12,923	People's United Financial, Inc.	209,999

	SOFTWARE - 4.9%
18,362	Activision Blizzard, Inc. *	210,245
9,457	Electronic Arts, Inc. *	203,042
		413,287
	TELECOMMUNICATIONS - 3.9%
6,305	MetroPCS Communications, Inc. *	74,714
9,654	SBA Communications Corp. *	251,873
		326,587

	TOTAL COMMON STOCK (Cost - $3,705,738)	3,911,711

	SHORT-TERM INVESTMENTS - 53.5% ^
4,499,790	AIM STIT - Liquid Assets Portfolio	4,499,790

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,499,790)	4,499,790

	TOTAL INVESTMENTS - 100.0% (Cost - $8,205,528)	$ 8,411,501
	OTHER ASSETS & LIABILITIES - 0.0%	(635)
	TOTAL NET ASSETS - 100.0%	$ 8,410,866

	SCHEDULE OF SECURITIES SOLD SHORT
2,831	Avery Dennison Corp. *	75,673
7,995	California Pizza Kitchen, Inc. *	131,918
1,930	Cerner Corp. *	125,604
1,653	Cullen/Frost Bankers, Inc. *	79,394
4,644	GameStop Corp. *	101,657
4,600	Genomic Health, Inc. *	77,556
2,265	Graco, Inc. *	56,036
8,187	Lexmark International, Inc. *	118,548
5,200	Manulife Financial Corp. *	126,412
15,700	New York Community Bancorp, Inc. *	171,758
191	OpenTable, Inc. *	5,673
6,415	Pactiv Corp. *	161,530
7,885	Palm, Inc. *	124,031
5,599	Prosperity Bancshares, Inc. *	187,622
1,500	Quest Diagnostics, Inc. *	81,930
7,180	Rackspace Hosting, Inc. *	100,807
2,885	Schlumberger, Ltd. *	154,347
6,031	Sealed Air Corp. *	110,910
6,982	Starbucks Corp. *	123,581
2,455	Vmware, Inc. *	79,125
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,156,152)	$ 2,194,112

*Non-income producing security
^ All or a portion of each of these securities may be segregated as collateral for open short securites.

At July 31, 2009, net unrealized appreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 222,620
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(16,647)
Net unrealized appreciation:		$ 205,973

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,911,711	$ -	$ -	$ 3,911,711
Money Market Funds	4,499,790	-	-	4,499,790
Liabilities
Securities Sold Short	2,194,112	-	-	2,194,112
Total	$ 10,605,613	$ -	$ -	$ 10,605,613

                                  The Fund did not hold any Level 3 securities during the period.

	Bull Path Mid-Cap Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 49.5%
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
85	Federated Investors, Inc.	$ 2,204

	ENTERTAINMENT - 0.5%
15	Ascent Media Corp. *	416

	HEALTHCARE-SERVICES - 1.4%
41	Genoptix, Inc. *	1,284

	HOME FURNISHINGS - 1.4%
125	TiVo, Inc. *	1,281

	INSURANCE - 3.8%
74	Lincoln National Corp.	1,568
75	Principal Financial Group, Inc.	1,777
		3,345

	INTERNET - 3.2%
35	Equinix, Inc. *	2,861

	MEDIA - 4.1%
128	Liberty Media Corp. - Entertainment *	3,580

	OIL & GAS - 10.7%
60	Southwestern Energy Co. *	2,486
43	Transocean, Ltd. *	3,427
87	XTO Energy, Inc.	3,500
		9,413

	PACKAGING & CONTAINERS - 7.7%
89	Ball Corp.	4,304
73	Owens-Illinois, Inc. *	2,478
		6,782

	RETAIL - 1.8%
50	Darden Restaurants, Inc.	1,619

	SAVINGS & LOANS - 2.5%
139	People's United Financial, Inc.	2,259

	SOFTWARE - 5.0%
187	Activision Blizzard, Inc. *	2,141
104	Electronic Arts, Inc. *	2,233
		4,374

	TELECOMMUNICATIONS - 4.9%
70	MetroPCS Communications, Inc. *	829
133	SBA Communications Corp. *	3,470
		4,299

	TOTAL COMMON STOCK (Cost - $40,679)	43,717

	SHORT-TERM INVESTMENTS - 39.0%
34,407	AIM STIT - Liquid Assets Portfolio	34,407

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,407)	34,407

	TOTAL INVESTMENTS - 88.5% (Cost - $75,086)	$ 78,124
	OTHER ASSETS & LIABILITIES - 11.5%	10,124
	TOTAL NET ASSETS - 100.0%	$ 88,248

*Non-income producing security

At July 31, 2009, net unrealized appreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 3,194
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(156)
Net unrealized appreciation:		$ 3,038

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 43,717	$ -	$ -	$ 43,717
Money Market Funds	34,407	-	-	34,407
Total	$ 78,124	$ -	$ -	$ 78,124

                                  The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

9/25/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

9/25/09